RELATED PARTY TRANSACTIONS - Summary of transactions with and amounts due from and due to related parties (Parenthetical) (Detail) $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2022	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)	Aug. 01, 2022 ft²	Jul. 31, 2022 ft²	May 31, 2021 CNY (¥)
Related Party Transaction [Line Items]
Fnancial assets receivable, allowance for credit losses		¥ 0	¥ 0
Right-of-use assets		27,604,000	35,507,000		$ 4,002
Lease liabilities		27,465,000	35,243,000		$ 3,982
Aguila Information, S.A.P.I. de C.V.
Related Party Transaction [Line Items]
Accrued interest			16,114,000
Fnancial assets receivable, allowance for credit losses		3,905,000
Loans To Related Parties
Related Party Transaction [Line Items]
Loans to related parties		56,416,000	203,146,000	¥ 542,000
Massnet Microcredit
Related Party Transaction [Line Items]
Non-interest bearing loan collected								¥ 54,000,000
Massnet Microcredit | Loans To Related Parties
Related Party Transaction [Line Items]
Loans to related parties			54,000,000
Shanghai Jiayin Finance Services Co., Ltd
Related Party Transaction [Line Items]
Lease period	12 months
Option to extend	extended to another year
Option to extend [true false]	true
Area of land rented | ft²						2,400	2,916
Right-of-use assets		5,679,000
Lease liabilities		6,600,000
Shanghai Jiayin Finance Services Co., Ltd | Loans To Related Parties
Related Party Transaction [Line Items]
Loans to related parties		35,000,000	47,840,000
GAYANG (Hong Kong) Co., Limited
Related Party Transaction [Line Items]
Non-interest bearing loan collected		1,408,000	11,471,000
Non-interest bearing loan		9,193,000	20,664,000
Interest bearing loan		¥ 17,243,000	¥ 10,642,000
Fixed annual interest rate		8.00%	8.00%		8.00%
Accrued interest		¥ 638,000	¥ 171,000
Fnancial assets receivable, allowance for credit losses		10,043,000
GAYANG (Hong Kong) Co., Limited | Loans To Related Parties
Related Party Transaction [Line Items]
Loans to related parties		¥ 17,243,000	¥ 31,306,000
Subsidiary Director | Loans To Related Parties
Related Party Transaction [Line Items]
Loans to related parties				¥ 79,000
Interest rate on loan receivable				6.00%